LVIP Western Asset Core Bond Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITIES–0.27%
•EFS Volunteer No. 2 Series 2012-1 A2 3.37% (LIBOR01M + 1.35%) 3/25/36	4,430,722	$ 4,461,238
United States Small Business Administration Series 2019-25G 1 2.69% 7/1/44	670,000	691,621
Total Agency Asset-Backed Securities (Cost $5,161,237)		5,152,859
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.64%
•Fannie Mae Connecticut Avenue Securities Series 2014-C04 1M2 6.92% (LIBOR01M + 4.90%) 11/25/24	3,596,113	3,925,084
Fannie Mae REMICs
*•Series 2008-76 EI 2.48% (4.50% minus LIBOR01M) 9/25/23	6,686	18
*•Series 2010-100 SV 4.61% (6.63% minus LIBOR01M) 9/25/40	2,506,315	547,301
*•Series 2010-134 SK 4.03% (6.05% minus LIBOR01M) 6/25/38	4,102,399	136,887
*Series 2012-101 BI 4.00% 9/25/27	217,691	15,220
*•Series 2013-124 SB 3.93% (5.95% minus LIBOR01M) 12/25/43	555,558	102,996
*•Series 2013-54 BS 4.13% (6.15% minus LIBOR01M) 6/25/43	200,083	37,798
*•Series 2016-60 QS 4.08% (6.10% minus LIBOR01M) 9/25/46	1,765,402	314,777
*•Series 2016-61 BS 4.08% (6.10% minus LIBOR01M) 9/25/46	3,259,368	575,250
*•Series 2017-76 SB 4.08% (6.10% minus LIBOR01M) 10/25/57	2,730,385	445,623
Series 2017-85 SC 3.71% (6.20% minus LIBOR01M) 11/25/47	562,316	101,737
Freddie Mac REMICs
*•Series 3973 SA 4.46% (6.49% minus LIBOR01M) 12/15/41	1,303,623	270,805
*•Series 4057 CS 4.02% (6.05% minus LIBOR01M) 4/15/39	1,732,593	78,245
Series 4793 CB 3.00% 5/15/48	3,568,874	3,645,040
Series 4793 CD 3.00% 6/15/48	2,607,493	2,638,680
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4813 CJ 3.00% 8/15/48	3,305,861	$ 3,303,575
*•Freddie Mac Strips
Series 334 S7 4.07% (6.10% minus LIBOR01M) 8/15/44	2,197,278	414,844
Series 353 S1 3.97% (6.00% minus LIBOR01M) 12/15/46	810,047	165,556
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-HQ2 M2 4.22% (LIBOR01M + 2.20%) 9/25/24	4,022,123	4,062,464
Series 2015-HQ2 M2 3.97% (LIBOR01M + 1.95%) 5/25/25	272,162	274,433
Series 2015-HQA2 M2 4.82% (LIBOR01M + 2.80%) 5/25/28	164,944	166,021
Series 2016-DNA1 M2 5.05% (LIBOR01M + 2.90%) 7/25/28	4,309,112	4,338,267
Series 2016-DNA3 M2 4.02% ( LIBOR01M + 2.00%) 12/25/28	91,381	91,622
Series 2016-HQA1 M2 4.77% (LIBOR01M + 2.75%) 9/25/28	2,029,133	2,037,261
Series 2016-HQA2 M2 4.27% (LIBOR01M + 2.25%) 11/25/28	131,147	131,746
GNMA
*•Series 2007-51 SG 4.54% (6.58% minus LIBOR01M) 8/20/37	289,012	58,015
Series 2010-42 PC 5.00% 7/20/39	165,741	174,550
*Series 2013-53 OI 3.50% 4/20/43	2,057,598	273,871
*•Series 2016-135 SB 4.07% (6.10% minus LIBOR01M) 10/16/46	473,159	111,323
*•Series 2016-21 ST 4.11% (6.15% minus LIBOR01M) 2/20/46	2,537,904	566,050
*Series 2016-84 IG 4.50% 11/16/45	4,328,605	826,216
Series 2017-H22 IC 2.17% 11/20/67	2,379,555	270,020
Series 2018-H13 FC 2.81% (LIBOR01M + 0.30%) 7/20/68	782,301	777,421
Total Agency Collateralized Mortgage Obligations (Cost $30,853,992)		30,878,716
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.87%
Fannie Mae-Aces
Series 2016-M11 AL 2.94% 7/25/39	946,733	$ 1,002,099
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	1,355,849
Series 2019-M4 A2 3.61% 2/25/31	830,000	926,745
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 1.06% 8/25/26	54,969,324	3,070,944
♦Series K091 A2 3.51% 3/25/29	1,940,000	2,143,789
*♦•Series K092 X1 0.85% 4/25/29	9,996,905	597,731
*♦•Series K094 X1 1.02% 6/25/29	2,999,682	221,764
*♦•Series K094 XAM 1.28% 6/25/29	4,850,000	485,460
*♦•Series K095 X1 1.08% 6/25/29	2,499,778	196,325
*♦•Series K095 XAM 1.37% 6/25/29	1,200,000	128,055
*♦•Series K735 X1 1.10% 5/25/26	2,599,605	146,562
GNMA
*•Series 2013-74 IO 0.80% 12/16/53	54,322,809	2,121,306
*•Series 2016-128 IO 0.95% 9/16/56	18,993,605	1,374,235
•Series 2016-56 VL 3.36% 3/16/57	2,061,507	2,225,502
*•Series 2017-145 IO 0.67% 4/16/57	4,821,564	273,193
Total Agency Commercial Mortgage-Backed Securities (Cost $15,846,312)		16,269,559
AGENCY MORTGAGE-BACKED SECURITIES–42.78%
Fannie Mae
2.45% 9/1/31	500,000	509,158
2.67% 9/1/31	300,000	311,988
2.77% 8/1/31	200,000	208,548
2.84% 8/1/31	300,000	317,033
2.85% 8/1/31	710,000	746,120
2.87% 7/1/31	200,000	212,011
2.95% 7/1/27	1,476,442	1,561,191
2.98% 8/1/31	600,000	636,699
3.04% 6/1/29	1,000,000	1,072,179
3.07% 1/1/29	310,000	331,225
3.08% 1/1/28	2,670,000	2,843,540
3.09% 5/1/29	700,000	753,274
3.16% 5/1/29	488,028	525,103
3.19% 5/1/29	198,980	214,318
3.24% 5/1/29	880,000	955,773
3.26% 5/1/29	827,227	896,548
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae (continued)
3.30% 4/1/29	300,000	$ 327,998
3.31% 5/1/31	200,000	218,778
3.35% 5/1/29	180,000	196,947
3.50% 3/1/57	7,314,758	7,699,159
3.64% 11/1/28	700,000	775,324
4.00% 8/1/56	10,080,914	10,707,651
4.00% 6/1/57	2,329,627	2,473,944
4.50% 9/1/57	2,985,816	3,234,071
Fannie Mae S.F. 15 yr
2.50% 2/1/32	14,789,421	14,932,528
3.00% 10/1/32	14,057,031	14,397,173
3.50% 4/1/32	3,873,828	4,068,255
4.00% 1/1/27	935,534	977,692
Fannie Mae S.F. 30 yr
3.00% 9/1/46	151,309	155,132
3.00% 10/1/46	1,742,528	1,792,074
3.00% 11/1/46	23,370,196	23,937,305
3.00% 12/1/46	1,105,661	1,137,310
3.00% 1/1/47	12,509,952	12,884,582
3.00% 2/1/47	2,401,944	2,470,682
3.00% 7/1/49	98,846	100,370
3.00% 8/1/49	693,601	704,727
3.00% 9/1/49	3,498,399	3,569,008
3.00% 10/1/49	49,400,000	50,145,317
3.50% 12/1/42	252,467	264,889
3.50% 3/1/43	2,099,251	2,209,932
3.50% 11/1/44	21,760,337	22,907,876
3.50% 2/1/45	281,543	295,703
3.50% 12/1/46	2,814,515	2,956,067
3.50% 2/1/47	1,188,474	1,237,063
3.50% 10/1/47	22,422,568	23,158,824
3.50% 12/1/47	3,014,572	3,118,345
3.50% 4/1/48	3,091,314	3,227,619
3.50% 6/1/48	878,345	905,825
3.50% 2/1/49	93,755	97,866
3.50% 4/1/49	4,751,866	4,901,808
3.50% 5/1/49	4,018,986	4,159,255
3.50% 6/1/49	8,660,080	8,966,648
3.50% 7/1/49	1,565,909	1,611,271
3.50% 8/1/49	9,261,826	9,552,874
3.50% 10/1/49	7,200,000	7,385,063
4.00% 11/1/42	1,384,099	1,478,797
4.00% 10/1/44	21,082,623	22,478,043
4.00% 4/1/47	2,370,385	2,502,062
4.00% 5/1/47	7,159,248	7,557,173
4.00% 9/1/47	3,467,619	3,631,533
4.00% 10/1/47	15,172,796	15,874,596
4.00% 4/1/48	13,757,803	14,353,462
4.50% 6/1/38	1,775,831	1,914,177
4.50% 6/1/39	1,532,260	1,659,067
4.50% 10/1/41	1,038,887	1,125,672
4.50% 1/1/42	3,851,962	4,173,546
4.50% 10/1/43	1,923,677	2,084,089
4.50% 3/1/44	10,335	11,112

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 8/1/44	3,431,358	$ 3,716,816
4.50% 3/1/46	2,796,895	3,028,382
4.50% 3/1/47	3,972,932	4,205,299
4.50% 6/1/47	576,239	609,773
4.50% 5/1/49	13,327,996	14,042,908
5.00% 4/1/37	39,410	43,561
5.00% 5/1/48	488,891	523,979
5.00% 10/1/48	983,053	1,053,046
5.00% 11/1/48	3,010,791	3,230,210
5.50% 5/1/34	579,800	655,620
5.50% 9/1/36	782,316	884,674
5.50% 1/1/38	2,360,952	2,658,249
5.50% 1/1/39	896,224	1,013,540
5.50% 3/1/40	1,569,368	1,774,752
5.50% 3/1/41	788,670	891,871
5.50% 6/1/41	530,133	598,315
5.50% 7/1/41	1,656,593	1,873,477
6.00% 1/1/39	67,935	78,195
6.00% 10/1/39	953,426	1,097,355
6.00% 4/1/40	70,858	81,557
6.00% 10/1/40	322,941	371,572
6.00% 7/1/41	936,159	1,077,493
Fannie Mae S.F. 30 yr TBA
2.50% 10/1/49	22,400,000	22,295,875
4.50% 10/1/49	3,200,000	3,369,455
5.00% 10/1/49	2,600,000	2,784,641
Federal Home Loan Pool 3.00% 10/1/49	5,500,000	5,619,875
Freddie Mac Gold Pool
3.00% 2/1/47	2,994,568	3,065,464
3.00% 2/1/48	189,840	193,895
3.00% 2/1/49	389,311	395,813
3.00% 3/1/49	6,987,748	7,097,961
Freddie Mac S.F. 15 yr
2.50% 1/1/33	3,197,196	3,227,783
2.50% 4/1/33	12,978,917	13,103,289
3.00% 9/1/33	58,986	60,489
3.00% 10/1/33	1,486,471	1,521,227
3.00% 11/1/33	79,367	81,370
3.00% 12/1/33	624,236	639,992
3.00% 1/1/34	245,605	251,304
Freddie Mac S.F. 20 yr
3.00% 6/1/36	233,162	239,933
4.50% 8/1/23	2,182,835	2,295,837
Freddie Mac S.F. 30 yr
2.50% 10/1/49	1,900,000	1,891,320
3.00% 1/1/47	4,759,696	4,894,748
3.00% 4/1/47	1,606,625	1,645,991
3.00% 7/1/47	908,264	929,027
3.00% 9/1/47	3,208,363	3,295,354
3.00% 3/1/48	4,633,748	4,753,810
3.00% 9/1/48	1,046,717	1,066,714
3.00% 4/1/49	22,820,622	23,168,546
3.00% 7/1/49	197,390	201,632
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 8/1/49	27,490,971	$ 27,910,501
3.00% 9/1/49	10,016,873	10,230,724
3.00% 10/1/49	10,873,000	11,111,791
3.50% 7/1/47	7,427,509	7,771,464
3.50% 11/1/47	20,921,474	21,606,054
3.50% 12/1/48	8,210,843	8,436,632
3.50% 3/1/49	1,726,983	1,793,305
3.50% 8/1/49	2,570,308	2,639,298
4.00% 8/1/44	47,281	49,973
4.00% 5/1/45	36,069	38,091
4.00% 9/1/45	37,512	39,590
4.00% 10/1/45	62,900	66,387
4.00% 11/1/45	46,857	49,455
4.00% 12/1/45	432,413	456,441
4.00% 9/1/46	673,335	706,486
4.00% 12/1/46	694,938	721,880
4.00% 2/1/47	595,775	624,957
4.00% 7/1/47	3,770,825	3,954,838
4.00% 10/1/47	23,564,427	24,696,739
4.00% 12/1/47	6,982,185	7,338,428
4.00% 4/1/48	516,988	537,654
4.00% 5/1/48	2,976,527	3,107,882
4.00% 7/1/48	5,979,739	6,231,913
4.00% 9/1/48	5,887,084	6,105,137
4.50% 10/1/35	383,897	415,928
5.00% 7/1/47	637,573	684,406
5.00% 10/1/48	479,454	514,429
5.00% 11/1/48	534,922	573,385
5.00% 1/1/49	3,090,123	3,306,023
GNMA I S.F. 30 yr
3.00% 9/15/42	591,483	608,911
3.00% 10/15/42	111,742	115,001
GNMA II S.F. 30 yr
3.00% 9/20/47	1,292,109	1,330,794
3.00% 2/20/48	20,628	21,195
3.50% 3/20/45	36,785	38,475
3.50% 9/20/46	249,178	259,714
3.50% 9/20/47	59,246,219	61,629,919
3.50% 10/20/47	1,605,429	1,675,877
3.50% 11/20/47	164,731	171,117
3.50% 12/20/47	12,412,241	12,890,543
3.50% 2/20/48	421,369	436,806
3.50% 2/20/49	664,261	688,370
3.50% 9/20/49	1,700,000	1,763,853
3.50% 10/1/49	5,900,000	6,112,146
4.00% 6/20/47	2,250,739	2,356,722
4.00% 9/20/47	5,016,124	5,240,083
4.00% 11/20/47	2,575,774	2,689,264
4.00% 12/20/47	1,119,744	1,168,514
4.00% 2/20/48	839,503	874,968
4.00% 3/20/48	1,455,363	1,521,549
4.00% 4/20/48	1,075,443	1,118,440
4.00% 7/20/48	1,982,689	2,063,666
4.00% 8/20/48	797,964	831,022

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 5/20/49	1,382,735	$ 1,439,807
4.00% 10/1/49	1,000,000	1,039,941
4.50% 6/20/48	82,641	86,662
4.50% 7/20/48	71,278	75,019
4.50% 1/20/49	33,057	34,578
5.00% 1/20/49	2,209,512	2,332,046
GNMA II S.F. 30 yr TBA 3.00% 10/1/49	43,700,000	44,842,004
Total Agency Mortgage-Backed Securities (Cost $794,412,613)		803,579,778
AGENCY OBLIGATION–0.03%
=×FNMA 0.00% 9/1/31	500,000	519,675
Total Agency Obligation (Cost $512,891)		519,675
CORPORATE BONDS–28.98%
Aerospace & Defense–0.68%
Boeing
2.70% 2/1/27	220,000	223,936
2.80% 3/1/27	320,000	326,968
3.10% 5/1/26	250,000	262,079
3.20% 3/1/29	1,090,000	1,145,321
3.25% 2/1/35	1,600,000	1,660,915
3.75% 2/1/50	420,000	454,866
4.88% 2/15/20	890,000	898,352
L3Harris Technologies
4.85% 4/27/35	580,000	687,631
5.05% 4/27/45	80,000	100,515
Lockheed Martin
3.55% 1/15/26	936,000	1,004,276
4.50% 5/15/36	240,000	288,622
Northrop Grumman
2.55% 10/15/22	1,520,000	1,540,876
2.93% 1/15/25	1,600,000	1,650,445
3.25% 1/15/28	660,000	693,273
United Technologies
3.95% 8/16/25	980,000	1,074,443
4.13% 11/16/28	710,000	803,949
		12,816,467
Agriculture–1.07%
Altria Group
3.49% 2/14/22	440,000	451,552
3.80% 2/14/24	480,000	502,102
4.40% 2/14/26	2,640,000	2,825,230
4.80% 2/14/29	2,040,000	2,236,505
5.80% 2/14/39	1,060,000	1,229,771
5.95% 2/14/49	870,000	1,024,526
6.20% 2/14/59	1,710,000	2,007,933
BAT Capital
3.56% 8/15/27	4,980,000	5,020,744
4.54% 8/15/47	1,230,000	1,181,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International
2.50% 8/22/22	800,000	$ 807,891
4.50% 3/20/42	2,340,000	2,602,590
Reynolds American 5.85% 8/15/45	200,000	221,650
		20,111,659
Airlines–0.05%
♦American Airlines Pass Through Trust
3.38% 5/1/27	666,309	690,196
3.70% 4/1/28	235,351	247,448
		937,644
Auto Manufacturers–0.50%
BMW US Capital 2.80% 4/11/26	644,000	652,783
Daimler Finance North America 2.70% 8/3/20	700,000	703,800
Ford Motor Credit
3.10% 5/4/23	1,366,000	1,341,874
3.20% 1/15/21	200,000	200,322
3.34% 3/18/21	1,939,000	1,948,609
General Motors 6.75% 4/1/46	191,000	218,802
General Motors Financial
2.45% 11/6/20	390,000	389,880
3.45% 4/10/22	1,140,000	1,160,086
3.70% 5/9/23	2,090,000	2,139,558
4.38% 9/25/21	643,000	664,496
		9,420,210
Banks–9.25%
ABN AMRO Bank 2.45% 6/4/20	430,000	430,709
Banco Santander
•3.46% (LIBOR03M + 1.12%) 4/12/23	600,000	600,952
3.80% 2/23/28	400,000	419,383
3.85% 4/12/23	1,000,000	1,042,761
4.38% 4/12/28	800,000	875,873
Bank of America
3.30% 1/11/23	840,000	868,413
μ3.55% 3/5/24	1,600,000	1,663,680
μ3.59% 7/21/28	3,730,000	3,941,073
μ3.97% 2/7/30	170,000	185,925
4.25% 10/22/26	3,250,000	3,512,047
μ4.33% (LIBOR03M + 1.52%) 3/15/50	450,000	531,031
4.45% 3/3/26	5,111,000	5,574,295
5.00% 1/21/44	2,180,000	2,769,481
μBank of Montreal 3.80% 12/15/32	300,000	311,409
μBarclays 4.97% 5/16/29	1,300,000	1,427,257
BBVA USA 3.88% 4/10/25	892,000	929,472
BNG Bank 1.63% 4/19/21	1,294,000	1,290,281

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas S.A.
3.38% 1/9/25	500,000	$ 516,682
μ4.38% (USSW5 + 1.48%) 3/1/33	420,000	443,354
4.40% 8/14/28	1,790,000	1,978,945
4.63% 3/13/27	390,000	423,286
μ4.71% (LIBOR03M + 2.24%) 1/10/25	3,170,000	3,428,493
μ5.20% (LIBOR03M + 2.57%) 1/10/30	1,460,000	1,709,981
BPCE S.A. 5.15% 7/21/24	780,000	854,653
Citigroup
3.30% 4/27/25	4,070,000	4,260,130
4.45% 9/29/27	11,160,000	12,186,702
4.65% 7/23/48	2,030,000	2,487,945
4.75% 5/18/46	620,000	724,161
8.13% 7/15/39	60,000	98,494
Cooperatieve Rabobank
2.50% 1/19/21	648,000	651,909
5.25% 8/4/45	780,000	980,082
Cooperatieve Rabobank UA
2.25% 1/14/20	250,000	250,100
4.38% 8/4/25	3,000,000	3,242,397
4.75% 1/15/20	410,000	413,152
μCredit Agricole S.A. 4.00% 1/10/33	880,000	910,663
Credit Suisse Group
3.13% 12/10/20	1,139,000	1,149,995
μ3.87% 1/12/29	670,000	705,305
4.28% 1/9/28	1,610,000	1,730,446
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,141,000	1,253,816
Danske Bank
μ3.00% (LIBOR03M + 1.25%) 9/20/22	760,000	763,002
μ3.24% (LIBOR03M + 1.59%) 12/20/25	350,000	353,065
3.88% 9/12/23	410,000	425,345
5.00% 1/12/22	1,920,000	2,019,265
5.38% 1/12/24	1,470,000	1,615,719
Goldman Sachs Group
3.20% 2/23/23	970,000	996,590
3.50% 11/16/26	3,000,000	3,118,949
3.63% 2/20/24	720,000	755,069
μ3.69% 6/5/28	3,000,000	3,149,267
μ4.22% 5/1/29	3,140,000	3,430,326
4.25% 10/21/25	1,340,000	1,435,088
4.75% 10/21/45	2,090,000	2,511,244
5.15% 5/22/45	800,000	950,809
5.25% 7/27/21	1,380,000	1,454,764
6.25% 2/1/41	1,660,000	2,295,360
6.75% 10/1/37	750,000	1,013,697
HSBC Bank USA NA 4.88% 8/24/20	710,000	727,455
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings
3.40% 3/8/21	1,340,000	$ 1,361,465
μ3.97% 5/22/30	1,930,000	2,062,302
μ4.04% 3/13/28	1,610,000	1,711,062
4.30% 3/8/26	710,000	767,452
μ4.58% 6/19/29	4,330,000	4,799,444
μ6.88% 12/29/49	566,000	593,932
ING Bank 2.50% 10/1/19	550,000	550,000
Intesa Sanpaolo S.p.A.
3.13% 7/14/22	4,799,000	4,819,389
3.38% 1/12/23	630,000	635,630
JPMorgan Chase & Co.
3.63% 12/1/27	790,000	832,367
μ4.02% 12/5/24	2,200,000	2,347,053
μ4.20% 7/23/29	1,170,000	1,297,720
4.25% 10/1/27	6,738,000	7,408,935
μ4.45% 12/5/29	930,000	1,052,095
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	1,002,407
Lloyds Bank 2.70% 8/17/20	200,000	201,449
Lloyds Banking Group
μ2.91% 11/7/23	2,120,000	2,125,190
3.10% 7/6/21	233,000	236,203
3.90% 3/12/24	200,000	209,422
4.65% 3/24/26	1,410,000	1,486,392
Morgan Stanley
μ3.77% 1/24/29	1,990,000	2,128,542
μ4.43% 1/23/30	1,140,000	1,281,395
5.50% 7/24/20	170,000	174,607
Royal Bank of Canada
2.15% 10/26/20	820,000	821,599
3.20% 4/30/21	930,000	947,763
μRoyal Bank of Scotland Group
4.27% 3/22/25	1,090,000	1,140,801
4.52% 6/25/24	2,580,000	2,714,660
4.89% (LIBOR03M + 1.75%) 5/18/29	620,000	682,771
Santander UK
2.38% 3/16/20	490,000	490,438
5.00% 11/7/23	1,635,000	1,738,747
Santander UK Group Holdings
2.88% 10/16/20	635,000	637,588
3.13% 1/8/21	1,210,000	1,220,051
State Street 3.10% 5/15/23	730,000	755,949
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,031,467
Toronto-Dominion Bank 3.25% 6/11/21	1,130,000	1,154,080
UBS AG 4.50% 6/26/48	200,000	248,409
μUBS Group AG 3.13% (LIBOR03M + 1.47%) 8/13/30	680,000	685,500
UBS Group Funding Switzerland AG
3.49% 5/23/23	1,820,000	1,869,132

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS Group Funding Switzerland AG (continued)
4.13% 4/15/26	1,176,000	$ 1,280,174
4.25% 3/23/28	4,280,000	4,672,103
US Bancorp 2.35% 1/29/21	713,000	716,617
US Bank NA 3.15% 4/26/21	920,000	935,273
•Wachovia Capital Trust III 5.57% (LIBOR03M + 0.93%) 10/31/19	1,850,000	1,859,750
Wells Fargo & Co.
3.00% 10/23/26	1,390,000	1,428,782
3.75% 1/24/24	430,000	455,285
4.13% 8/15/23	460,000	488,479
4.15% 1/24/29	1,700,000	1,886,508
4.30% 7/22/27	2,154,000	2,361,927
4.40% 6/14/46	2,750,000	3,092,683
4.60% 4/1/21	410,000	425,062
4.65% 11/4/44	30,000	34,715
4.75% 12/7/46	2,640,000	3,121,228
4.90% 11/17/45	1,630,000	1,941,108
		173,712,849
Beverages–0.48%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	5,320,000	6,357,877
Anheuser-Busch InBev Finance 3.30% 2/1/23	1,213,000	1,260,094
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	460,000	502,731
Diageo Investment 2.88% 5/11/22	900,000	920,866
		9,041,568
Biotechnology–0.27%
Amgen
2.13% 5/1/20	200,000	199,951
3.88% 11/15/21	570,000	588,640
Celgene 3.25% 8/15/22	2,818,000	2,904,496
Gilead Sciences
3.65% 3/1/26	590,000	632,868
4.75% 3/1/46	690,000	822,506
		5,148,461
Chemicals–0.21%
Equate Petrochemical B.V. 4.25% 11/3/26	1,900,000	2,050,347
OCP 4.50% 10/22/25	1,257,000	1,324,564
Syngenta Finance 3.93% 4/23/21	460,000	468,560
		3,843,471
Commercial Services–0.30%
Cintas No. 2
2.90% 4/1/22	600,000	613,323
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Cintas No. 2 (continued)
3.70% 4/1/27	690,000	$ 753,003
DP World 5.63% 9/25/48	3,660,000	4,245,088
		5,611,414
Computers–0.57%
Apple
2.00% 11/13/20	950,000	952,161
2.45% 8/4/26	2,450,000	2,484,831
Dell International 4.42% 6/15/21	4,340,000	4,476,232
International Business Machines 3.00% 5/15/24	2,620,000	2,718,248
		10,631,472
Diversified Financial Services–0.51%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,641,942
American Express 2.50% 7/30/24	4,110,000	4,144,546
International Lease Finance 8.63% 1/15/22	590,000	669,860
Visa 4.30% 12/14/45	2,560,000	3,181,316
		9,637,664
Electric–1.05%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	313,287
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,812,467
4.88% 1/15/24	380,000	403,754
Duke Energy
2.40% 8/15/22	1,470,000	1,485,335
3.15% 8/15/27	320,000	332,803
FirstEnergy
2.85% 7/15/22	2,190,000	2,224,013
3.90% 7/15/27	2,120,000	2,260,969
7.38% 11/15/31	3,010,000	4,261,851
MidAmerican Energy 3.65% 4/15/29	1,080,000	1,191,285
Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,375,219
5.45% 5/21/28	690,000	795,675
6.15% 5/21/48	2,550,000	3,275,240
		19,731,898
Environmental Control–0.16%
Republic Services 2.50% 8/15/24	590,000	596,937
Waste Management
2.40% 5/15/23	960,000	971,332
3.20% 6/15/26	350,000	369,358
3.45% 6/15/29	250,000	270,211
4.00% 7/15/39	180,000	204,830

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Waste Management (continued)
4.15% 7/15/49	500,000	$ 583,556
		2,996,224
Food–0.47%
Danone 2.59% 11/2/23	1,160,000	1,176,675
Danone S.A.
2.08% 11/2/21	854,000	853,005
2.95% 11/2/26	360,000	368,785
Kraft Heinz Foods 3.00% 6/1/26	1,602,000	1,586,373
Mars
2.70% 4/1/25	640,000	657,140
3.20% 4/1/30	1,790,000	1,895,313
Smithfield Foods 2.70% 1/31/20	2,320,000	2,318,817
		8,856,108
Forest Products & Paper–0.19%
Suzano Austria GmbH 6.00% 1/15/29	3,230,000	3,519,085
		3,519,085
Health Care Products–0.26%
Abbott Laboratories
3.75% 11/30/26	24,000	26,167
4.75% 11/30/36	650,000	795,868
4.90% 11/30/46	920,000	1,188,485
Becton Dickinson & Co.
3.36% 6/6/24	1,220,000	1,273,393
3.73% 12/15/24	313,000	331,400
4.69% 12/15/44	516,000	599,925
Medtronic
3.50% 3/15/25	448,000	481,191
4.63% 3/15/45	134,000	172,259
		4,868,688
Health Care Services–0.39%
Aetna 3.88% 8/15/47	470,000	461,293
Anthem
2.95% 12/1/22	600,000	611,909
3.13% 5/15/22	320,000	327,451
3.35% 12/1/24	430,000	447,379
3.65% 12/1/27	430,000	452,227
Humana
3.95% 3/15/27	1,220,000	1,295,951
4.80% 3/15/47	50,000	57,626
4.95% 10/1/44	220,000	255,607
UnitedHealth Group
2.70% 7/15/20	850,000	854,895
3.70% 8/15/49	910,000	966,106
3.75% 7/15/25	170,000	182,932
3.88% 10/15/20	610,000	618,905
3.88% 12/15/28	300,000	330,568
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
3.88% 8/15/59	440,000	$ 468,007
		7,330,856
Household Products Ware–0.12%
Reckitt Benckiser Treasury Services 2.38% 6/24/22	2,150,000	2,164,000
		2,164,000
Housewares–0.04%
Newell Brands
3.85% 4/1/23	257,000	264,721
4.20% 4/1/26	460,000	481,665
		746,386
Insurance–0.25%
American International Group 3.75% 7/10/25	450,000	475,823
Berkshire Hathaway Finance 4.25% 1/15/49	1,190,000	1,410,932
Chubb INA Holdings 3.35% 5/3/26	590,000	630,595
MetLife 6.40% 12/15/66	1,600,000	1,900,000
Reliance Standard Life Global Funding II 2.50% 1/15/20	320,000	320,250
		4,737,600
Internet–0.32%
Amazon.com
3.15% 8/22/27	750,000	797,414
3.88% 8/22/37	500,000	576,124
4.05% 8/22/47	610,000	733,955
4.95% 12/5/44	630,000	835,008
Tencent Holdings 3.60% 1/19/28	2,890,000	3,019,680
		5,962,181
Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	373,421
		373,421
Iron & Steel–0.32%
ArcelorMittal
4.55% 3/11/26	1,130,000	1,183,279
6.13% 6/1/25	170,000	191,436
Vale Overseas 6.25% 8/10/26	4,070,000	4,711,025
		6,085,740
Lodging–0.28%
Las Vegas Sands 3.20% 8/8/24	2,600,000	2,651,102
Sands China
4.60% 8/8/23	830,000	880,123

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Sands China (continued)
5.13% 8/8/25	1,600,000	$ 1,760,672
		5,291,897
Media–1.13%
Charter Communications Operating
3.58% 7/23/20	630,000	635,733
4.20% 3/15/28	1,760,000	1,852,531
4.91% 7/23/25	2,401,000	2,635,788
5.05% 3/30/29	340,000	380,695
5.38% 4/1/38	540,000	604,164
5.38% 5/1/47	740,000	807,589
6.48% 10/23/45	1,210,000	1,474,469
Comcast
3.15% 3/1/26	1,166,000	1,221,858
3.95% 10/15/25	2,530,000	2,755,906
4.15% 10/15/28	4,300,000	4,827,374
4.25% 10/15/30	1,280,000	1,457,208
Fox 5.48% 1/25/39	1,470,000	1,804,777
Walt Disney 6.65% 11/15/37	460,000	692,150
		21,150,242
Mining–1.37%
Anglo American Capital
3.63% 9/11/24	1,900,000	1,964,167
4.00% 9/11/27	930,000	961,212
4.75% 4/10/27	430,000	464,105
Barrick Gold 5.25% 4/1/42	10,000	12,154
Barrick North America Finance 5.70% 5/30/41	2,260,000	2,845,094
BHP Billiton Finance USA
2.88% 2/24/22	492,000	502,048
5.00% 9/30/43	480,000	620,501
μ6.25% 10/19/75	1,150,000	1,193,148
μ6.75% 10/19/75	920,000	1,076,648
Glencore Finance Canada 4.25% 10/25/22	820,000	855,637
Glencore Funding
2.88% 4/16/20	280,000	280,975
3.88% 10/27/27	440,000	451,154
4.00% 3/27/27	620,000	637,843
4.13% 5/30/23	10,000	10,472
4.13% 3/12/24	2,100,000	2,204,251
4.63% 4/29/24	1,380,000	1,477,647
Nacional del Cobre de Chile 3.63% 8/1/27	3,130,000	3,303,433
Southern Copper 5.25% 11/8/42	6,150,000	6,952,896
		25,813,385
Miscellaneous Manufacturing–0.69%
3M 2.38% 8/26/29	2,510,000	2,499,887
Eaton
2.75% 11/2/22	660,000	671,814
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Eaton (continued)
4.15% 11/2/42	440,000	$ 488,207
General Electric
4.50% 3/11/44	450,000	482,818
5.55% 5/4/20	362,000	367,248
5.88% 1/14/38	650,000	782,707
6.75% 3/15/32	220,000	276,863
6.88% 1/10/39	5,560,000	7,367,288
		12,936,832
Oil & Gas–3.82%
Apache
4.75% 4/15/43	3,700,000	3,551,846
5.10% 9/1/40	400,000	399,371
6.00% 1/15/37	2,223,000	2,433,711
BP Capital Markets
3.12% 5/4/26	1,820,000	1,899,062
3.25% 5/6/22	320,000	329,612
3.41% 2/11/26	200,000	211,246
BP Capital Markets America 3.22% 11/28/23	1,520,000	1,579,773
Cimarex Energy
3.90% 5/15/27	810,000	825,397
4.38% 6/1/24	340,000	357,483
CNOOC Finance 2015 Australia 2.63% 5/5/20	488,000	488,627
CNOOC Finance 2015 USA
3.50% 5/5/25	2,600,000	2,714,579
4.38% 5/2/28	1,830,000	2,035,900
Concho Resources
3.75% 10/1/27	100,000	104,023
4.30% 8/15/28	1,000,000	1,077,924
4.38% 1/15/25	260,000	269,512
Continental Resources
3.80% 6/1/24	640,000	652,854
4.38% 1/15/28	400,000	413,810
4.50% 4/15/23	330,000	342,853
Devon Energy
4.75% 5/15/42	40,000	44,013
5.00% 6/15/45	1,625,000	1,881,721
Ecopetrol 5.88% 5/28/45	6,280,000	7,347,663
Exxon Mobil
2.44% 8/16/29	1,640,000	1,652,612
3.04% 3/1/26	490,000	513,863
4.11% 3/1/46	760,000	900,950
KazMunayGas National
5.38% 4/24/30	1,850,000	2,083,331
5.75% 4/19/47	2,500,000	2,937,600
Noble Energy
4.95% 8/15/47	220,000	240,477
5.05% 11/15/44	1,200,000	1,311,019
Occidental Petroleum
2.60% 8/13/21	540,000	543,714
2.70% 8/15/22	760,000	767,389

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum (continued)
2.90% 8/15/24	620,000	$ 625,334
3.00% 2/15/27	820,000	814,237
3.13% 2/15/22	370,000	375,919
4.10% 2/15/47	760,000	742,195
4.20% 3/15/48	210,000	208,412
4.40% 4/15/46	380,000	387,652
4.50% 7/15/44	2,850,000	2,911,203
4.63% 6/15/45	1,170,000	1,212,022
5.55% 3/15/26	220,000	248,309
6.60% 3/15/46	3,500,000	4,570,941
Pertamina Persero 6.00% 5/3/42	1,790,000	2,181,507
Petroleos del Peru 4.75% 6/19/32	5,390,000	5,922,263
Petroleos Mexicanos
5.50% 6/27/44	790,000	677,544
5.63% 1/23/46	2,710,000	2,319,760
6.38% 1/23/45	900,000	838,125
6.63% 6/15/35	1,746,000	1,715,009
6.88% 8/4/26	365,000	393,288
Shell International Finance
1.88% 5/10/21	150,000	150,059
2.88% 5/10/26	804,000	837,375
4.00% 5/10/46	2,760,000	3,182,236
Sinopec Group Overseas Development 2014 4.38% 4/10/24	1,410,000	1,521,865
		71,747,190
Oil & Gas Services–0.10%
Halliburton
3.80% 11/15/25	1,120,000	1,187,236
5.00% 11/15/45	290,000	324,328
Schlumberger Holdings 3.90% 5/17/28	295,000	312,520
		1,824,084
Pharmaceuticals–1.44%
AbbVie 3.60% 5/14/25	610,000	634,947
Allergan Finance
3.80% 3/15/25	790,000	827,778
4.55% 3/15/35	80,000	85,059
Bristol-Myers Squibb
2.60% 5/16/22	900,000	912,744
2.90% 7/26/24	1,700,000	1,753,765
3.20% 6/15/26	1,320,000	1,385,935
3.40% 7/26/29	700,000	748,329
Cigna
3.40% 9/17/21	720,000	736,523
3.75% 7/15/23	1,910,000	2,001,836
4.13% 11/15/25	550,000	591,314
4.38% 10/15/28	1,380,000	1,510,665
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health
3.35% 3/9/21	372,000	$ 378,054
3.70% 3/9/23	2,370,000	2,468,578
3.88% 7/20/25	1,380,000	1,461,256
4.10% 3/25/25	1,040,000	1,111,921
4.30% 3/25/28	7,500,000	8,116,795
5.05% 3/25/48	210,000	238,710
5.13% 7/20/45	1,110,000	1,260,102
Eli Lilly & Co. 3.10% 5/15/27	150,000	157,863
Johnson & Johnson 3.70% 3/1/46	540,000	610,353
		26,992,527
Pipelines–0.70%
Energy Transfer Operating
4.50% 4/15/24	10,000	10,666
4.95% 6/15/28	220,000	241,985
5.25% 4/15/29	180,000	203,337
6.25% 4/15/49	90,000	109,452
Energy Transfer Partners 5.88% 3/1/22	0	0
Enterprise Products Operating
3.95% 2/15/27	1,283,000	1,394,766
4.15% 10/16/28	450,000	498,756
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	355,380
4.25% 9/1/24	1,080,000	1,158,744
MPLX
4.50% 4/15/38	980,000	1,017,536
4.70% 4/15/48	680,000	710,904
4.80% 2/15/29	580,000	640,820
5.50% 2/15/49	830,000	963,977
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,280,000	5,432,153
Williams Companies 5.25% 3/15/20	440,000	445,789
		13,184,265
Retail–0.30%
McDonald's
3.70% 1/30/26	390,000	418,938
3.80% 4/1/28	290,000	318,088
4.88% 12/9/45	1,390,000	1,683,105
Walmart
3.05% 7/8/26	1,020,000	1,081,458
3.70% 6/26/28	1,940,000	2,151,836
		5,653,425
Savings & Loans–0.08%
μNationwide Building Society 4.36% (LIBOR03M + 1.39%) 8/1/24	1,510,000	1,586,694
		1,586,694

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.14%
Broadcom 3.13% 1/15/25	790,000	$ 785,029
Texas Instruments 4.15% 5/15/48	1,540,000	1,890,127
		2,675,156
Software–0.43%
Microsoft
2.40% 8/8/26	1,900,000	1,936,654
2.70% 2/12/25	310,000	321,600
2.88% 2/6/24	1,780,000	1,855,435
3.30% 2/6/27	1,040,000	1,122,857
3.45% 8/8/36	40,000	44,284
3.70% 8/8/46	280,000	319,148
4.10% 2/6/37	1,240,000	1,472,755
salesforce.com 3.25% 4/11/23	920,000	960,332
		8,033,065
Telecommunications–0.85%
America Movil
3.13% 7/16/22	950,000	975,851
5.00% 3/30/20	297,000	300,910
AT&T
3.80% 2/15/27	840,000	890,388
4.13% 2/17/26	601,000	649,707
4.35% 6/15/45	880,000	926,331
Deutsche Telekom International Finance 2.82% 1/19/22	380,000	384,623
Sprint Spectrum 3.36% 9/20/21	2,500,000	2,515,625
Telefonica Emisiones 5.21% 3/8/47	490,000	570,856
Verizon Communications
3.50% 11/1/24	530,000	560,790
3.85% 11/1/42	890,000	951,579
4.13% 3/16/27	440,000	486,245
4.13% 8/15/46	80,000	89,271
4.40% 11/1/34	910,000	1,042,539
4.50% 8/10/33	1,740,000	2,022,096
4.52% 9/15/48	330,000	390,787
4.86% 8/21/46	580,000	709,432
5.25% 3/16/37	560,000	694,279
5.50% 3/16/47	120,000	158,592
Vodafone Group 4.38% 5/30/28	1,540,000	1,702,359
		16,022,260
Transportation–0.17%
Union Pacific
3.75% 7/15/25	380,000	409,563
3.95% 9/10/28	1,570,000	1,733,297
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific (continued)
4.50% 9/10/48	920,000	$ 1,099,374
		3,242,234
Total Corporate Bonds (Cost $511,643,678)		544,438,322
NON-AGENCY ASSET-BACKED SECURITIES–4.75%
•ACIS CLO Series 2015-6A A1 3.84% (LIBOR03M + 1.59%) 5/1/27	1,312,311	1,312,956
•AMMC CLO XII Series 2013-12A AR 3.38% (LIBOR03M + 1.20%) 11/10/30	2,000,000	1,993,792
•Apidos CLO XXII Series 2015-22A A1 3.78% (LIBOR03M + 1.50%) 10/20/27	3,250,000	3,255,096
Applebee's Funding/ IHOP Funding Series 2019-1A A2I 4.19% 6/7/49	3,150,000	3,224,157
Avis Budget Rental Car Funding AESOP
Series 2019-2A A 3.35% 9/22/25	4,300,000	4,474,673
Series 2019-3A A 2.36% 3/20/26	1,390,000	1,384,248
•BlueMountain CLO Series 2015-1A A1R 3.63% (LIBOR03M + 1.33%) 4/13/27	2,048,546	2,051,618
•California Street CLO Series 2012-9A AR2 3.60% (LIBOR03M + 1.32%) 7/16/32	2,580,000	2,583,264
•Carlyle Global Market Strategies CLO Series 2015-4A A1R 3.62% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,749,974
•Carlyle US CLO Series 2017-2A A1B 3.50% (LIBOR03M + 1.22%) 7/20/31	2,500,000	2,498,750
•Catskill Park CLO Series 2017-1A A2 3.98% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,496,877
CBAM
Series 2017-1A A1 4.01% (LIBOR03M + 1.25%) 7/20/30	4,750,000	4,759,063
•Series 2017-2A B1 4.05% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,248,731

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Cedar Funding VI CLO Series 2016-6A AR 3.37% (LIBOR03M + 1.09%) 10/20/28	450,000	$ 450,024
•Cutwater Series 2014-1A A1AR 3.55% (LIBOR03M + 1.25%) 7/15/26	826,584	827,152
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 2.17% (LIBOR01M + 0.14%) 1/15/37	1,853,419	1,775,227
•Denali Capital CLO Series 2013-1A A1LR 3.32% (LIBOR03M + 1.05%) 10/26/27	4,250,000	4,245,980
•Dryden 75 CLO Series 2019-75A AR 3.53% (LIBOR03M + 1.20%) 7/15/30	1,410,000	1,411,029
Fannie Mae Grantor Trust 2.90% 6/25/27	399,318	417,603
Ford Credit Floorplan Master Owner Trust A 4.06% 11/15/30	3,030,000	3,331,870
•Halcyon Loan Advisors Funding Series 2015-2A AR 3.36% (LIBOR03M + 1.08%) 7/25/27	1,660,000	1,658,479
•KKR CLO
Series 16 A2R 4.08% (LIBOR03M + 1.80%) 1/20/29	820,000	819,984
Series 18 A 3.57% (LIBOR03M + 1.27%) 7/18/30	3,000,000	2,999,664
Series 21 A 3.30% (LIBOR03M + 1.00%) 4/15/31	2,000,000	1,978,634
•Myers Park CLO B1 3.88% (LIBOR03M + 1.60%) 10/20/30	1,020,000	1,008,796
SBA Small Business Investment Companies
Series 2018-10B 1 3.55% 9/10/28	1,209,951	1,276,369
Series 2019-10A 1 3.11% 3/10/29	1,394,890	1,463,486
•Seneca Park CLO Series 2014-1A AR 3.42% (LIBOR03M + 1.12%) 7/17/26	792,682	793,871
•SLC Student Loan Trust Series 2008-1 A4A 3.72% (LIBOR03M + 1.60%) 12/15/32	3,822,270	3,904,301
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLM Private Credit Student Loan Trust
Series 2005-B A4 2.45% (LIBOR03M + 0.33%) 6/15/39	1,960,291	$ 1,924,129
Series 2006-A A5 2.41% (LIBOR03M + 0.29%) 6/15/39	1,614,934	1,580,303
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 2.32% (LIBOR01M + 0.30%) 7/25/36	2,467,569	2,466,524
•Symphony CLO XVIII Series 2016-18A B 4.06% (LIBOR03M + 1.80%) 1/23/28	1,200,000	1,197,588
•TCI-Symphony CLO Series 2016-1A BR 3.95% (LIBOR03M + 1.65%) 10/13/29	2,000,000	1,990,500
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	2,310,870	2,314,349
Series 2016-1 A1B 2.75% 2/25/55	181,008	181,296
Series 2016-2 A1 3.00% 8/25/55	203,284	204,926
•Tralee CLO V Series 2018-5A B 3.98% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,188,858
•Tralee Clo VI Series 2019-6A AS 3.32% (LIBOR03M + 1.30%) 10/25/32	1,980,000	1,980,000
•Venture 32 CLO Series 2018-32A A2A 3.37% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,734,173
•Voya CLO
Series 2013-1A A1AR 3.51% (LIBOR03M + 1.21%) 10/15/30	4,625,000	4,624,584
Series 2014-2A A1R 3.55% (LIBOR03M + 1.25%) 4/17/30	3,000,000	2,999,400
•Whitehorse XII Series 2018-12A A 3.55% (LIBOR03M + 1.25%) 10/15/31	1,490,000	1,484,053
•Zais Clo 13 Series 2019-13A A1A 3.57% (LIBOR03M + 1.49%) 7/15/32	3,000,000	2,976,954
Total Non-Agency Asset-Backed Securities (Cost $88,365,997)		89,243,305

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.65%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 2.56% (LIBOR01M + 0.54%) 11/25/35	1,850,057	$ 1,846,639
•CSMC Trust Series 2018-J1 A2 3.50% 2/25/48	16,364,423	16,463,739
Fannie Mae-Aces
3.27% 1/25/29	1,560,000	1,687,585
3.45% 1/1/29	1,730,000	1,903,561
FNMA 2.67% 9/1/34	600,000	614,812
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	1,224,694	1,238,472
•Impac CMB Trust Series Series 2007-A A 2.52% (LIBOR01M + 0.50%) 5/25/37	3,149,753	3,106,824
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.18% 10/26/48	4,381,109	4,541,992
Series 2018-4 A1 3.50% 10/25/48	3,110,843	3,169,852
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 2.39% (LIBOR01M + 0.37%) 8/25/36	1,549,008	1,561,638
Natixis Commercial Mortgage Securities Trust
A 3.05% 8/15/34	7,150,000	7,329,215
*• XA 1.50% 8/15/34	32,225,000	1,861,960
New Residential Mortgage Loan Trust
•Series 2014-2A A3 3.75% 5/25/54	1,917,047	1,949,358
•Series 2015-1A A3 3.75% 5/28/52	1,039,562	1,071,468
•Series 2015-2A A1 3.75% 8/25/55	340,158	352,280
•Series 2015-2A A2 3.75% 8/25/55	4,221,498	4,338,039
•Series 2016-3A A1B 3.25% 9/25/56	2,225,899	2,279,179
•Series 2016-3A B1 4.00% 9/25/56	4,723,767	4,811,502
•Series 2016-4A B2 4.75% 11/25/56	2,259,929	2,456,093
•Series 2017-1A A1 4.00% 2/25/57	5,832,148	6,112,598
•Series 2017-4A A1 4.00% 5/25/57	6,019,718	6,296,944
Series 2017-6A A1 4.00% 8/27/57	11,000,847	11,466,621
•Opteum Mortgage Acceptance Series 2005-1 M5 3.22% (LIBOR01M + 1.20%) 2/25/35	166,388	170,215
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States Small Business Administration Series 2019-20D 1 2.98% 4/1/39	720,000	$ 746,433
Total Non-Agency Collateralized Mortgage Obligations (Cost $86,201,232)		87,377,019
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.16%
•BX Trust Series 2017-APPL A 2.91% (LIBOR01M + 0.88%) 7/15/34	1,248,089	1,244,969
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,623,291
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 2.96% (LIBOR01M + 0.93%) 11/15/36	730,000	730,000
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.54% 4/10/46	11,555,795	474,092
Series 2014-GC25 A4 3.64% 10/10/47	889,000	948,045
Series 2016-P3 A4 3.33% 4/15/49	758,000	803,022
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	795,408
Series 2014-CR16 A4 4.05% 4/10/47	774,000	831,062
Series 2014-CR20 A4 3.59% 11/10/47	402,000	427,497
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,679,333
Series 2015-CR23 A4 3.50% 5/10/48	418,000	443,979
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 3.28% (LIBOR01M + 1.25%) 1/15/34	4,280,000	4,287,944
CSMC Series 2014-USA B 4.18% 9/15/37	7,380,000	7,829,007
CSMC Trust Series 2017-LSTK A 2.76% 4/5/33	1,350,000	1,353,065
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	978,074
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	948,000	980,456
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	443,166

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
•Series 2013-PEMB A 3.67% 3/5/33	5,000,000	$ 5,215,206
Series 2014-GC24 A5 3.93% 9/10/47	1,448,000	1,558,754
Series 2015-GC32 A4 3.76% 7/10/48	512,000	553,083
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,945,945
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,788,909
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	703,149
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,417,707
•KNDL Mortgage Trust Series 2019-KNSQ A 2.83% (LIBOR01M + 0.80%) 5/15/36	4,450,000	4,450,000
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	460,942	268,447
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.26% 2/15/46	3,000,000	3,100,909
Series 2014-C17 A5 3.74% 8/15/47	717,000	763,076
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,740,124
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,357,729
Series 2016-C29 A4 3.33% 5/15/49	710,000	751,290
•Morgan Stanley Capital I Trust
Series 2015-MS1 A4 3.78% 5/15/48	1,750,000	1,882,435
Series 2019-BPR A 3.43% (LIBOR01M + 1.40%) 5/15/36	3,460,000	3,457,838
MSCG Trust Series 2016-SNR C 5.21% 11/15/34	892,500	910,901
•Rosslyn Portfolio Trust Series 2017-ROSS A 2.98% (LIBOR01M + 0.95%) 6/15/33	1,490,000	1,490,061
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,176,173
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	496,071
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	$ 8,036,677
*•Series 2016-BNK1 XA 1.91% 8/15/49	17,545,946	1,713,876
*•Series 2016-C36 XA 1.46% 11/15/59	41,490,914	2,876,258
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,654,865
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $77,848,286)		78,181,893
ΔREGIONAL BONDS–0.18%
Canada—0.18%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,481,411
Province of Manitoba Canada 2.13% 6/22/26	872,000	883,803
Province of Quebec Canada 2.50% 4/20/26	959,000	995,313
		3,360,527
Total Regional Bonds (Cost $3,331,715)		3,360,527
ΔSOVEREIGN BONDS–5.74%
Colombia—0.65%
Colombia Government International Bond
3.88% 4/25/27	1,740,000	1,849,637
4.50% 3/15/29	1,070,000	1,191,980
5.00% 6/15/45	630,000	739,463
5.20% 5/15/49	4,220,000	5,106,200
5.63% 2/26/44	2,720,000	3,410,227
		12,297,507
India—0.07%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,336,349
		1,336,349
Indonesia—0.44%
Indonesia Government International Bond
3.85% 7/18/27	2,110,000	2,232,285
4.63% 4/15/43	950,000	1,064,246
4.88% 5/5/21	290,000	301,014
5.13% 1/15/45	3,840,000	4,592,828
		8,190,373
Japan—0.08%
Japan Finance Organization for Municipalities 2.13% 4/13/21	1,468,000	1,471,352
		1,471,352

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kazakhstan—0.20%
Kazakhstan Government International Bond 4.88% 10/14/44	3,040,000	$ 3,666,574
		3,666,574
Kuwait—0.14%
Kuwait International Government Bond 3.50% 3/20/27	2,460,000	2,656,505
		2,656,505
Mexico—1.18%
Mexico Government International Bond
4.00% 10/2/23	11,080,000	11,681,367
4.75% 3/8/44	9,670,000	10,491,950
		22,173,317
Panama—0.37%
Panama Government International Bond
4.50% 5/15/47	3,130,000	3,724,732
6.70% 1/26/36	2,230,000	3,183,347
		6,908,079
Peru—0.37%
Peruvian Government International Bond
5.63% 11/18/50	2,030,000	2,979,045
6.55% 3/14/37	2,690,000	3,937,515
		6,916,560
Poland—0.45%
Republic of Poland Government International Bond 4.00% 1/22/24	7,860,000	8,524,932
		8,524,932
Qatar—0.54%
Qatar Government International Bond
3.25% 6/2/26	270,000	284,153
3.88% 4/23/23	3,210,000	3,399,390
4.00% 3/14/29	1,600,000	1,775,101
4.82% 3/14/49	3,700,000	4,587,549
		10,046,193
Russia—0.46%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	5,200,000	6,419,291
5.88% 9/16/43	1,800,000	2,290,696
		8,709,987
Saudi Arabia—0.03%
Saudi Government International Bond 2.88% 3/4/23	640,000	651,152
		651,152
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Arab Emirates—0.26%
Abu Dhabi Government International Bond 2.50% 10/11/22	4,900,000	$ 4,955,174
		4,955,174
Uruguay—0.50%
Uruguay Government International Bond
4.38% 1/23/31	4,280,000	4,732,653
5.10% 6/18/50	3,840,000	4,584,038
		9,316,691
Total Sovereign Bonds (Cost $97,706,818)		107,820,745
SUPRANATIONAL BANK–0.03%
FMS Wertmanagement 1.38% 6/8/21	476,000	473,058
Total Supranational Bank (Cost $476,904)		473,058
U.S. TREASURY OBLIGATIONS–5.10%
U.S. Treasury Bonds
2.25% 8/15/49	4,190,000	4,310,217
2.88% 5/15/49	2,590,000	3,021,296
U.S. Treasury Inflation Index Bond
1.00% 2/15/46	11,314,946	12,541,883
1.38% 2/15/44	3,863,878	4,608,571
U.S. Treasury Inflation Protected Security 1.00% 2/15/49	16,088,657	18,075,689
U.S. Treasury Notes
1.38% 8/31/26	6,650,000	6,544,145
1.63% 9/30/26	28,410,000	28,419,433
1.63% 8/15/29	13,830,000	13,767,873
1.88% 7/31/26	4,430,000	4,503,718
Total U.S. Treasury Obligations (Cost $91,521,955)		95,792,825

	Number of Shares
MONEY MARKET FUND–7.93%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	149,013,970	149,013,970
Total Money Market Fund (Cost $149,013,970)		149,013,970

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—0.61%
Agency Obligations–0.61%
^Federal Home Loan Bank Discount Notes 0.00% 1/23/20	8,750,000	$ 8,699,016
•Federal Home Loan Mortgage 1.86% 9/10/20	2,780,000	2,780,382
Total Short-Term Investments (Cost $11,479,016)		11,479,398
TOTAL INVESTMENTS–107.72% (Cost $1,964,376,616)	$2,023,581,649

Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.01)%

Call Options Written–(0.00)%
U.S. Treasury Bonds Strike price $166.00, expiration date 10/25/19, notional amount $8,964,000	(54)	(25,313)
U.S. Treasury 10 yr Notes Strike price $130.50, expiration date 10/25/19, notional amount $13,441,500	(103)	(61,156)
		(86,469)
Put Options Written–(0.01)%
U.S. Treasury 10 yr Notes Strike price $129.00, expiration date 10/25/19, notional amount $14,190,000	(110)	(24,062)
U.S. Treasury 5 yr Notes Strike price $118.50, expiration date 10/25/19, notional amount $23,700,000	(200)	(32,813)
U.S. Treasury 10 yr Notes Strike price $129.50, expiration date 10/25/19, notional amount $13,986,000	(108)	(37,125)
U.S. Treasury 10 yr Notes Strike price $130.00, expiration date 10/25/19, notional amount $11,700,000	(90)	(47,813)
		(141,813)
Total Options Written (Premium received $(353,162) )		(228,282)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.71%)	(144,839,739)
NET ASSETS APPLICABLE TO 181,832,493 SHARES OUTSTANDING–100.00%	$1,878,513,628

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
× Delayed settlement. Interest rate to be determined upon settlement date.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
The following futures contracts and swap contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(1,426)	30 Day Federal Funds	$(583,785,741)	$(584,248,590)	11/29/19	$462,849	$—
231	30 Day Federal Funds	94,914,905	94,973,328	5/29/20	—	(58,423)
218	30 Day Federal Funds	89,623,336	89,769,095	7/31/20	—	(145,759)
823	90 Day IMM Eurodollar	201,717,300	199,609,384	12/16/19	2,107,916	—
1,370	90 Day IMM Eurodollar	337,174,125	332,884,841	6/15/20	4,289,284	—
1,527	U.S. Treasury 10 yr Notes	198,987,187	198,490,917	12/19/19	496,270	—
(220)	U.S. Treasury 10 yr Ultra Bonds	(31,329,375)	(31,668,909)	12/19/19	339,534	—
1,188	U.S. Treasury 2 yr Notes	256,014,000	256,440,744	12/31/19	—	(426,744)
777	U.S. Treasury 5 yr Notes	92,578,336	92,111,965	12/31/19	466,371	—
(776)	U.S. Treasury Long Bonds	(125,954,500)	(128,408,437)	12/19/19	2,453,937	—
1,355	U.S. Treasury Ultra Bonds	260,032,969	264,514,877	12/19/19	—	(4,481,908)
Total Futures Contracts					$10,616,161	$(5,112,834)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Purchased/Moody's Ratings
CDX.NA.IG 32- Quarterly[3]	152,380,000	(1.00%)	12/20/24	$3,040,173	$3,002,438	$37,735	$—
Protection Sold/Moody's Ratings
CDX.NA.IG- Quarterly[3]	53,615,000	(1.00%)	12/20/24	(1,069,623)	1,087,788	—	(2,157,411)
LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-Semiannual/Quarterly	30,000,000	1.73%	(2.10%)[4]	6/27/21	$16,401	$—	$16,401	$—
25 yr IRS-Semiannual/Quarterly	17,466,000	2.75%	(2.16%)[4]	8/15/44	(3,745,709)	(77,945)	—	(3,667,764)
25 yr IRS-Semiannual/Quarterly	8,910,000	1.85%	(2.10%)[4]	11/15/44	(246,044)	(4,180)	—	(241,864)
25 yr IRS-Semiannual/Quarterly	5,586,000	1.81%	(2.10%)[4]	11/15/44	(100,947)	7,435	—	(108,382)
26 yr IRS-Semiannual/Quarterly	25,604,000	3.33%	(2.16%)[4]	2/15/44	(8,469,287)	11,197	—	(8,480,485)
6 yr IRS-Semiannual/Quarterly	93,556,000	2.25%	(2.10%)[4]	12/31/25	(4,123,189)	69,439	—	(4,192,628)
7 yr IRS-Semiannual/Quarterly	74,911,000	3.00%	(2.12%)[4]	5/31/25	(6,705,816)	(903,241)	—	(5,802,575)
7 yr IRS-Semiannual/Quarterly	74,899,000	2.50%	(2.26%)[4]	1/31/26	(4,502,630)	(1,038,622)	—	(3,464,008)
7 yr IRS-Semiannual/Quarterly	62,723,000	1.25%	(1.00%)[4]	6/30/26	(14,620)	(66,352)	51,732	—
5 yr IRS-Semiannual/Quarterly	20,879,000	2.56%	(2.12%)[4]	5/31/22	681,284	(6,502)	687,786	—
Total IRS Contracts						$(2,008,771)	$755,919	$(25,957,706)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2019.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CDX.NA.IG–Credit Derivatives Index - North American Investment Grade
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCG–Morgan Stanley Capital Group
PC–Participation Certificate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
USSW5–5 year Swap Rate
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Securities	$—	$5,152,859	$—	$5,152,859
Agency Collateralized Mortgage Obligations	—	30,878,716	—	30,878,716
Agency Commercial Mortgage-Backed Securities	—	16,269,559	—	16,269,559
Agency Mortgage-Backed Securities	—	803,579,778	—	803,579,778
Agency Obligation	—	—	519,675	519,675
Corporate Bonds	—	544,438,322	—	544,438,322
Non-Agency Asset-Backed Securities	—	89,243,305	—	89,243,305
Non-Agency Collateralized Mortgage Obligations	—	87,377,019	—	87,377,019
Non-Agency Commercial Mortgage-Backed Securities	—	78,181,893	—	78,181,893
Regional Bonds	—	3,360,527	—	3,360,527
Sovereign Bonds	—	107,820,745	—	107,820,745
Supranational Bank	—	473,058	—	473,058
U.S. Treasury Obligations	—	95,792,825	—	95,792,825
Money Market Fund	149,013,970	—	—	149,013,970
Short-Term Investment	—	11,479,398	—	11,479,398
Total Investments	$149,013,970	$1,874,048,004	$519,675	$2,023,581,649
Derivatives:

Assets:
Futures Contracts	$10,616,161	$—	$—	$10,616,161
Swap Contracts	$—	$793,654	$—	$793,654
Liabilities:
Futures Contracts	$(5,112,834)	$—	$—	$(5,112,834)
Swap Contracts	$—	$(28,115,117)	$—	$(28,115,117)
Options Written	$(228,281)	$—	$—	$(228,281)
During the period ended September 30, 2019, transfers out of Level 1 investments into Level 2 investments were made in the amount of $8,544,621 and there was transfers out of Level 3 investments into Level 2 investments were made in the amount of $208,523 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Western Asset Core Bond Fund–19